Investment Objectives and Goals - RJ ClariVest Capital Appreciation ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY OF RJ CLARIVEST CAPITAL APPRECIATION ETF | 7.30.2026
Objective [Heading]	Investment objective |
Objective, Primary [Text Block]	The RJ ClariVest Capital Appreciation ETF (“Capital Appreciation ETF” or the “fund”) seeks long-term capital appreciation.